UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Vincent P. Corti

EuroPacific Growth Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

EuroPacific Growth Fund®

Investment portfolio

December 31, 2012 unaudited

Common stocks — 91.98%	Shares	Value (000)

FINANCIALS — 16.65%
Prudential PLC[1]	92,393,984	$1,289,199
Barclays PLC[1]	256,068,348	1,105,801
Housing Development Finance Corp. Ltd.[1]	71,631,730	1,092,652
Sberbank of Russia (ADR)[1]	36,947,000	459,261
Sberbank of Russia (GDR)[1,2]	18,040,109	224,243
Sberbank of Russia (ADR)	13,760,875	172,837
HDFC Bank Ltd.[1]	57,345,000	712,337
Agricultural Bank of China, Class H1	1,388,066,000	698,014
AXA SA1	38,503,268	696,445
AIA Group Ltd.[1]	166,035,600	661,725
Société Générale[1,3]	16,391,896	616,568
Siam Commercial Bank PCL[1]	102,811,800	611,933
UniCredit SpA[1,3]	92,721,238	457,866
Hana Financial Group Inc.[1]	11,668,630	381,466
Brookfield Asset Management Inc., Class A	10,352,000	379,401
Kotak Mahindra Bank Ltd.[1]	31,467,137	375,049
Fairfax Financial Holdings Ltd.	711,291	256,776
Fairfax Financial Holdings Ltd. (CAD denominated)	325,000	117,150
ICICI Bank Ltd.[1]	16,879,732	355,551
Banco Bradesco SA, preferred nominative	18,072,639	310,435
Deutsche Bank AG1	6,842,146	298,095
BNP Paribas SA1	5,008,298	282,303
Credit Suisse Group AG1	11,074,480	277,874
Industrial and Commercial Bank of China Ltd., Class H1	375,213,755	270,592
Bank of China Ltd., Class H1	596,347,000	269,966
Banco Santander, SA1	32,818,489	264,618
Itaú Unibanco Holding SA, preferred nominative	8,381,097	136,676
Itaú Unibanco Holding SA, preferred nominative (ADR)	6,496,799	106,937
HSBC Holdings PLC (Hong Kong)[1]	22,338,967	237,144
Toronto-Dominion Bank	2,795,000	235,329
Link Real Estate Investment Trust[1]	44,960,193	224,865
Bank of Ireland[1,3]	1,475,842,276	218,964
Ayala Land, Inc.[1]	331,283,600	214,052
Sampo Oyj, Class A1	6,613,722	213,864
Henderson Land Development Co. Ltd.[1]	25,859,352	184,208
CITIC Securities Co. Ltd., Class H1	67,188,000	172,142
Mizuho Financial Group, Inc.[1]	93,180,000	170,486
Banco Bilbao Vizcaya Argentaria, SA1	18,551,456	170,309
Axis Bank Ltd.[1]	6,446,776	161,211
UBS AG1,3	9,861,786	155,088
ING Groep NV, depository receipts[1,3]	15,524,880	148,460
DNB ASA[1]	11,417,796	145,542
Royal Bank of Scotland Group PLC[1,3]	26,993,060	145,381
Westfield Group[1]	11,640,000	128,440
Sun Hung Kai Properties Ltd.[1]	8,422,636	127,124
Resona Holdings, Inc.[1]	27,900,000	126,493
Türkiye Garanti Bankasi AS1	22,163,923	115,307
PartnerRe Ltd.	1,395,000	112,284
Bancolombia SA (ADR)	1,530,000	101,867
Hongkong Land Holdings Ltd.[1]	13,800,000	97,053
China Construction Bank Corp., Class H1	114,490,000	93,310
Bank of Nova Scotia	1,500,000	86,649
Daito Trust Construction Co., Ltd.[1]	897,700	84,476
Ping An Insurance (Group) Co. of China, Ltd., Class H1	9,635,000	81,989
Woori Finance Holdings Co., Ltd.[1]	6,964,000	77,339
Lloyds Banking Group PLC[1,3]	87,359,895	70,000
Samsung Card Co., Ltd.[1]	1,946,990	66,434
Banco Santander (Brasil) SA, units	7,946,600	58,100
Banco Santander (Brasil) SA, units (ADR)	1,003,400	7,295
China Pacific Insurance (Group) Co., Ltd., Class H1	15,509,000	58,166
Deutsche Börse AG1	493,000	30,091
Svenska Handelsbanken AB, Class A1	550,000	19,707
Chongqing Rural Commercial Bank Co., Ltd., Class H1	28,225,000	15,711
		17,236,650

CONSUMER DISCRETIONARY — 13.68%
Volkswagen AG, nonvoting preferred[1]	4,664,575	1,061,217
Honda Motor Co., Ltd.[1]	26,997,250	995,076
Bayerische Motoren Werke AG1	7,468,600	720,286
Hyundai Motor Co.[1]	3,012,790	620,109
Hyundai Mobis Co., Ltd.[1]	2,269,598	615,576
Kia Motors Corp.[1]	10,060,717	535,343
adidas AG1	5,658,000	504,230
Tata Motors Ltd.[1]	87,513,393	501,267
Industria de Diseño Textil, SA1	3,463,000	485,159
Nikon Corp.[1]	15,559,000	459,357
Nissan Motor Co., Ltd.[1]	46,923,400	445,371
Li & Fung Ltd.[1]	242,202,000	435,117
Sands China Ltd.[1]	93,499,200	418,816
Naspers Ltd., Class N1	6,425,000	412,825
Rakuten, Inc.[1]	52,523,000	409,611
Renault SA1	6,859,584	378,456
British Sky Broadcasting Group PLC[1]	28,524,000	356,319
Hero MotoCorp Ltd.[1]	9,975,363	349,033
Cie. Générale des Établissements Michelin[1]	3,506,615	332,437
Toyota Motor Corp.[1]	6,755,000	315,300
Publicis Groupe SA1	4,832,000	289,513
Nokian Renkaat Oyj[1]	6,206,000	249,721
Daimler AG1	4,173,400	228,054
Shangri-La Asia Ltd.[1]	107,726,000	217,068
WPP PLC[1]	14,862,600	216,062
Swatch Group Ltd, non-registered shares[1]	400,000	205,854
Swatch Group Ltd[1]	110,117	9,617
PT Astra International Tbk[1]	269,044,000	212,864
Burberry Group PLC[1]	8,922,000	182,674
LVMH Moët Hennessey-Louis Vuitton SA1	980,000	182,620
Belle International Holdings Ltd.[1]	81,200,000	179,323
Paddy Power PLC[1]	1,948,937	160,641
Ctrip.com International, Ltd. (ADR)[3]	6,807,000	155,132
Mahindra & Mahindra Ltd.[1]	8,840,000	151,665
Melco Crown Entertainment Ltd. (ADR)[3]	8,914,000	150,112
Intercontinental Hotels Group PLC[1]	4,615,333	129,791
Suzuki Motor Corp.[1]	3,946,333	103,164
Carnival PLC[1]	2,500,000	96,641
Yamada Denki Co., Ltd.[1]	2,305,000	88,887
Techtronic Industries Co. Ltd.[1]	43,815,000	83,055
Maruti Suzuki India Ltd.[1]	2,972,270	81,482
JCDecaux SA1	3,087,000	74,501
H & M Hennes & Mauritz AB, Class B1	2,056,450	71,460
MGM China Holdings Ltd.[1]	32,839,600	60,354
Isuzu Motors Ltd.[1]	9,665,000	57,573
NEXT PLC[1]	911,000	56,228
Kingfisher PLC[1]	9,259,650	42,769
Reed Elsevier PLC[1]	3,843,000	40,351
Whitbread PLC[1]	642,382	25,610
Fast Retailing Co., Ltd.[1]	16,400	4,165
		14,157,856

HEALTH CARE — 11.75%
Novo Nordisk A/S, Class B1	22,657,643	3,700,443
Novartis AG1	31,469,725	1,992,396
Bayer AG1	18,343,082	1,741,904
Teva Pharmaceutical Industries Ltd. (ADR)	24,637,300	919,957
UCB SA1,4	13,293,470	764,761
CSL Ltd.[1]	12,278,329	693,629
Roche Holding AG1	3,360,000	684,516
Fresenius SE & Co. KGaA[1]	3,241,909	373,121
Sonova Holding AG1	2,660,000	294,694
Grifols, SA, Class A1,3	6,050,000	212,859
Grifols, SA, Class B1,3	937,750	23,611
William Demant Holding A/S1,3	2,333,900	200,301
Fresenius Medical Care AG & Co. KGaA[1]	2,589,832	178,937
Merck KGaA[1]	1,098,724	144,963
Sinopharm Group Co. Ltd., Class H1	33,100,000	105,134
Shandong Weigao Group Medical Polymer Co. Ltd., Class H1	66,014,000	65,957
Terumo Corp.[1]	1,608,500	63,911
		12,161,094

CONSUMER STAPLES — 10.90%
Nestlé SA1	23,585,400	1,537,158
Anheuser-Busch InBev NV1	16,004,723	1,398,630
British American Tobacco PLC[1]	24,974,999	1,265,484
Pernod Ricard SA1	7,037,320	827,495
Shoprite Holdings Ltd.[1]	24,362,000	592,105
Associated British Foods PLC[1]	19,280,000	490,752
China Resources Enterprise, Ltd.[1,4]	121,288,000	440,578
L’Oréal SA, non-registered shares[1]	2,936,000	410,130
Japan Tobacco Inc.[1]	14,004,300	394,805
OJSC Magnit (GDR)[1]	8,803,715	356,478
Danone SA1	5,179,895	342,234
Koninklijke Ahold NV1	24,513,000	325,599
Charoen Pokphand Foods PCL[1]	274,671,000	304,505
SABMiller PLC[1]	6,468,000	304,436
ITC Ltd.[1]	57,101,298	299,344
Unilever NV, depository receipts[1]	7,832,000	295,531
Wal-Mart de México, SAB de CV, Series V	65,671,436	215,055
Asahi Group Holdings, Ltd.[1]	8,451,200	179,141
Carlsberg A/S, Class B1	1,797,720	176,742
Hengan International Group Co. Ltd.[1]	19,422,000	175,544
Diageo PLC[1]	5,500,000	160,119
Coca-Cola Amatil Ltd.[1]	10,800,955	151,855
Coca-Cola Hellenic Bottling Co. SA1	5,700,000	134,849
Cia. de Bebidas das Américas – AmBev, preferred nominative (ADR)	3,165,000	132,898
Swedish Match AB1	3,179,000	107,071
Woolworths Ltd.[1]	3,350,626	102,409
Unilever PLC[1]	2,526,750	95,910
Wesfarmers Ltd.[1]	1,498,120	57,810
Treasury Wine Estates Ltd.[1]	3,676,000	18,103
		11,292,770

INFORMATION TECHNOLOGY — 10.26%
Samsung Electronics Co. Ltd.[1]	1,932,550	2,765,914
Samsung Electronics Co. Ltd., nonvoting preferred[1]	48,800	39,025
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	425,265,136	1,423,325
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,822,723	99,918
Tencent Holdings Ltd.[1]	25,760,000	838,357
SAP AG1	7,002,000	560,906
SAP AG (ADR)	2,625,000	210,997
Baidu, Inc., Class A (ADR)[3]	7,513,744	753,553
Murata Manufacturing Co., Ltd.[1,4]	11,379,800	671,167
Infineon Technologies AG1,4	63,615,947	516,229
ASML Holding NV1	5,917,111	383,071
Quanta Computer Inc.[1]	149,100,005	352,478
Arm Holdings PLC[1]	26,970,000	344,863
Nintendo Co., Ltd.[1]	2,961,800	316,025
NetEase, Inc. (ADR)[3,4]	6,578,800	279,928
Hexagon AB, Class B1	9,834,775	247,222
Hirose Electric Co., Ltd.[1]	1,242,300	148,733
HTC Corp.[1]	10,902,150	113,145
DeNA Co., Ltd.[1]	3,250,000	106,863
Delta Electronics, Inc.[1]	23,843,603	87,978
TDK Corp.[1]	2,047,500	74,455
ZTE Corp., Class H1	40,404,000	70,045
HOYA Corp.[1]	3,380,000	66,549
Mail.ru Group Ltd. (GDR)[1]	1,025,000	35,580
Mail.ru Group Ltd. (GDR)[1,2]	735,000	25,514
Keyence Corp.[1]	159,500	44,021
Nokia Corp.[1]	10,700,000	42,079
		10,617,940

INDUSTRIALS — 8.47%
Atlas Copco AB, Class B1	10,332,000	253,485
Atlas Copco AB, Class A1	8,735,330	241,821
Ryanair Holdings PLC (ADR)	13,231,120	453,563
Siemens AG1	4,119,000	447,692
Deutsche Lufthansa AG1,4	23,601,839	443,630
Schneider Electric SA1	5,883,592	438,819
KONE Oyj, Class B1	5,044,000	373,496
Experian PLC[1]	23,061,000	372,603
Jardine Matheson Holdings Ltd.[1]	5,877,200	365,508
ASSA ABLOY AB, Class B1	9,493,000	357,463
European Aeronautic Defence and Space Co. EADS NV1	7,619,588	298,637
Legrand SA1	6,451,090	272,280
Wolseley PLC[1]	5,579,307	265,191
Hutchison Whampoa Ltd.[1]	23,802,000	252,499
Weir Group PLC[1]	8,074,000	250,613
AB Volvo, Class B1	18,000,000	248,214
Beijing Enterprises Holdings Ltd.[1]	37,080,000	243,108
Komatsu Ltd.[1]	9,200,000	235,423
FANUC CORP.[1]	1,261,000	234,500
Geberit AG1	1,055,000	233,554
Bureau Veritas SA1	1,888,500	209,969
Kubota Corp.[1]	18,060,000	207,427
Marubeni Corp.[1]	25,800,000	184,885
Meggitt PLC[1]	29,391,547	183,221
Aggreko PLC[1]	6,283,843	180,211
SMC Corp.[1]	864,700	156,868
Qantas Airways Ltd.[1,3]	91,220,000	143,426
Hutchison Port Holdings Trust[1]	163,573,000	130,227
VINCI SA1	2,536,000	120,694
ABB Ltd[1]	5,600,000	116,278
Vallourec SA1	2,043,000	106,617
Nabtesco Corp.[1]	4,500,000	99,583
International Consolidated Airlines Group, SA (CDI)[1,3]	30,070,400	92,698
SGS SA1	38,834	86,268
Serco Group PLC[1]	9,442,000	81,287
Air France-KLM[1,3]	8,160,720	77,645
Fiat Industrial SpA[1]	6,700,000	73,462
A.P. Moller-Maersk A/S, Class B1	9,054	69,303
Alstom SA1	1,400,000	57,368
China Merchants Holdings (International) Co., Ltd.[1]	15,264,144	49,809
Kühne + Nagel International AG1	330,000	40,161
Jardine Strategic Holdings Ltd.[1]	670,000	23,985
		8,773,491

MATERIALS — 5.90%
Syngenta AG1	1,717,315	692,736
Nitto Denko Corp.[1,4]	10,295,300	506,534
Linde AG1	2,668,739	465,399
BASF SE1	4,376,500	411,353
UltraTech Cement Ltd.[1]	10,152,979	370,344
PT Semen Gresik (Persero) Tbk[1]	188,657,000	310,784
Amcor Ltd.[1]	33,954,916	287,118
Holcim Ltd[1]	3,758,180	276,801
Chr. Hansen Holding A/S1,4	8,191,000	267,051
POSCO[1]	734,000	239,995
Potash Corp. of Saskatchewan Inc.	5,665,000	230,509
Shin-Etsu Chemical Co., Ltd.[1]	3,610,000	220,497
Impala Platinum Holdings Ltd.[1]	9,517,600	192,174
Orica Ltd.[1]	6,718,819	176,682
Glencore International PLC[1]	26,541,000	154,673
L’Air Liquide SA, bonus shares[1]	900,471	112,844
L’Air Liquide SA, bonus shares[1]	260,101	32,595
Givaudan SA1	119,832	127,043
BHP Billiton PLC[1]	3,000,000	105,419
Xstrata PLC[1]	5,900,489	104,947
Koninklijke DSM NV1	1,515,979	91,314
Grasim Industries Ltd.[1]	1,220,137	70,738
Grasim Industries Ltd. (GDR)[1]	303,281	17,583
Akzo Nobel NV1	1,290,000	85,123
First Quantum Minerals Ltd.	3,682,000	81,102
ArcelorMittal[1]	4,514,000	78,142
LG Chem, Ltd.[1]	250,300	77,818
CRH PLC[1]	3,441,000	71,404
Titan Cement Co. SA1,3	3,521,000	66,097
JFE Holdings, Inc.[1]	3,400,000	64,099
Rio Tinto PLC[1]	1,040,000	60,603
Barrick Gold Corp.	1,570,000	54,966
		6,104,487

TELECOMMUNICATION SERVICES — 5.17%
SOFTBANK CORP.[1]	54,027,600	1,976,964
MTN Group Ltd.[1]	43,764,200	919,859
América Móvil, SAB de CV, Series L (ADR)	35,403,922	819,247
América Móvil, SAB de CV, Series L	32,000,000	36,886
Vodafone Group PLC[1]	107,844,919	271,216
China Telecom Corp. Ltd., Class H1	481,750,000	269,903
Axiata Group Bhd.[1]	116,001,900	250,660
TeliaSonera AB1	32,330,452	220,219
Advanced Info Service PCL[1]	23,806,500	163,761
Iliad SA1	657,500	113,179
OJSC Mobile TeleSystems (ADR)	5,337,000	99,535
OJSC MegaFon (GDR)[1,2,3]	3,070,600	73,080
OJSC Megafon (GDR)[1,3]	429,400	10,220
Telekomunikacja Polska SA1	15,001,227	59,424
Portugal Telecom, SGPS, SA1	7,250,000	36,266
Koninklijke KPN NV1	7,000,000	34,616
		5,355,035

ENERGY — 4.02%
BP PLC[1]	139,995,164	969,993
Royal Dutch Shell PLC, Class B1	12,491,000	442,086
Royal Dutch Shell PLC, Class A1	3,195,000	109,851
Royal Dutch Shell PLC, Class B (ADR)	1,292,999	91,661
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	68,950
Canadian Natural Resources, Ltd.	15,247,600	439,018
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	7,614,000	148,245
INPEX CORP.[1]	61,550	328,483
KunLun Energy Co. Ltd.[1]	113,000,000	237,223
Transocean Ltd.	4,554,961	203,379
OJSC Gazprom (ADR)[1]	20,826,000	199,698
Oil Search Ltd.[1]	19,053,445	140,021
Crescent Point Energy Corp.	3,430,000	129,724
BG Group PLC[1]	7,610,000	127,607
Cairn India Ltd.[1]	16,000,000	93,698
CNOOC Ltd.[1]	39,400,100	86,513
TOTAL SA1	1,650,000	85,400
EnCana Corp.	3,300,000	65,208
Eni SpA[1]	2,568,000	63,351
Cenovus Energy Inc.	1,683,360	56,338
Essar Energy PLC[1,3]	24,995,900	50,207
Suncor Energy Inc.	900,000	29,596
		4,166,250

UTILITIES — 1.31%
Power Assets Holdings Ltd.[1]	43,010,000	368,600
Power Grid Corp. of India Ltd.[1]	162,690,336	341,807
Hong Kong and China Gas Co. Ltd.[1]	118,721,539	327,152
National Grid PLC[1]	14,350,000	164,371
GDF SUEZ[1]	3,310,102	68,201
E.ON SE1	3,000,000	55,868
GAIL (India) Ltd.[1]	2,506,119	16,458
Cia. Energética de Minas Gerais – CEMIG, preferred nominative (ADR)	929,645	10,096
SUEZ Environnement Co.[1]	521,250	6,285
		1,358,838

MISCELLANEOUS — 3.87%
Other common stocks in initial period of acquisition		4,009,465

Total common stocks (cost: $65,172,857,000)		$ 95,233,876

	Principal amount
Convertible securities — 0.13%	(000)

FINANCIALS — 0.13%
Credit Suisse Group AG 4.00% convertible notes 2013	CHF92,070	137,959

Total convertible securities (cost: $94,155,000)		137,959

Bonds & notes — 0.55%

U.S. TREASURY BONDS & NOTES — 0.55%
U.S. Treasury 3.50% 2013	$ 100,000	101,395
U.S. Treasury 0.25% 2014	250,000	250,122
U.S. Treasury 1.25% 2014	216,500	219,029

Total bonds & notes (cost: $570,343,000)		570,546

Short-term securities — 7.48%

Freddie Mac 0.11%–0.19% due 1/9–8/20/2013	1,740,163	1,739,703
Federal Home Loan Bank 0.115%–0.22% due 2/4–7/17/2013	1,620,645	1,620,088
Fannie Mae 0.13%–0.175% due 1/2–5/1/2013	1,561,650	1,561,579
U.S. Treasury Bills 0.103%–0.194% due 1/3–8/22/2013	1,147,200	1,146,933
International Bank for Reconstruction and Development 0.08%–0.15% due 1/9–3/14/2013	357,400	357,377
Federal Farm Credit Banks 0.16%–0.22% due 1/15–12/3/2013	303,100	302,958
Bank of Nova Scotia 0.175%–0.215% due 1/28–3/7/2013	147,100	147,065
Gotham Funding Corp. 0.20% due 1/15/2013[2]	100,000	99,991
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.17% due 2/11/2013	40,000	39,991
Sumitomo Mitsui Banking Corp. 0.19% due 1/18–2/12/2013[2]	128,200	128,174
National Australia Funding (Delaware) Inc. 0.20% due 1/28–1/29/2013[2]	114,600	114,589
Toronto-Dominion Holdings USA Inc. 0.19%–0.20% due 2/7–2/22/2013[2]	90,000	89,979
Toyota Motor Credit Corp. 0.14%–0.21% due 1/17–2/7/2013	75,000	74,991
GlaxoSmithKline Finance PLC 0.16% due 1/17–2/7/2013[2]	69,700	69,691
Thunder Bay Funding, LLC 0.20% due 2/11/2013[2]	50,000	49,989
Old Line Funding, LLC 0.18% due 1/17/2013[2]	14,800	14,799
Deutsche Bank Financial LLC 0.18%–0.20% due 1/10–1/11/2013	58,200	58,196
Nestlé Finance International Ltd. 0.13% due 1/22/2013	39,500	39,497
Québec (Province of) 0.22% due 1/22/2013[2]	23,100	23,097
Total Capital Canada Ltd. 0.15% due 2/8/2013[2]	22,700	22,696
Commonwealth Bank of Australia 0.18% due 2/21/2013[2]	20,000	19,995
Australia & New Zealand Banking Group, Ltd. 0.20% due 3/12/2013[2]	18,900	18,894

Total short-term securities (cost: $7,738,901,000)		7,740,272

Total investment securities (cost: $73,576,256,000)		103,682,653
Other assets less liabilities		(149,809)

Net assets		$103,532,844

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

unaudited

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 12/31/2012
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Australian dollars	1/14/2013	UBS AG	$39,366	A$37,300	$ 674
Euros	1/7/2013	JPMorgan Chase	$84,306	€65,000	(1,496)
Euros	1/8/2013	Barclays Bank PLC	$94,713	€73,183	(1,891)
Euros	1/10/2013	JPMorgan Chase	$226,788	€175,000	(4,224)
Euros	1/11/2013	UBS AG	$441,221	€340,000	(7,605)
Euros	1/14/2013	UBS AG	$229,231	€175,000	(1,790)
Euros	1/14/2013	JPMorgan Chase	$101,482	€78,000	(1,487)
Euros	1/15/2013	Citibank	$72,452	€55,900	(1,343)
Euros	1/17/2013	UBS AG	$99,126	€75,819	(967)
Euros	1/17/2013	JPMorgan Chase	$98,055	€75,000	(957)
Euros	1/18/2013	HSBC Bank	$223,942	€170,000	(486)
Euros	1/25/2013	Citibank	$231,595	€175,000	552
Euros	1/25/2013	UBS AG	$38,915	€29,560	(111)
Euros	1/31/2013	HSBC Bank	$66,083	€50,000	67
					$(21,064)

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $86,171,783,000, which represented 83.23% of the net assets of the fund. This amount includes $85,999,211,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $974,731,000, which represented .94% of the net assets of the fund.

3Security did not produce income during the last 12 months.

4The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended December 31, 2012, appear below.

						Value of
					Dividend	affiliates at
					income	12/31/2012
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

UCB SA	11,918,602	1,374,868	—	13,293,470	$13,411	$ 764,761
Murata Manufacturing Co., Ltd.	8,999,700	2,380,100	—	11,379,800	5,719	671,167
Infineon Technologies AG	49,795,000	19,820,947	6,000,000	63,615,947	—	516,229
Nitto Denko Corp.	7,695,700	4,125,400	1,525,800	10,295,300	4,489	506,534
Deutsche Lufthansa AG	—	23,601,839	—	23,601,839	—	443,630
China Resources Enterprise, Ltd.	76,826,000	44,462,000	—	121,288,000	6,383	440,578
NetEase, Inc. (ADR)	5,852,400	726,400	—	6,578,800	—	279,928
Chr. Hansen Holding A/S	6,901,000	1,290,000	—	8,191,000	3,501	267,051
					$33,503	$3,889,878

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present fund’s valuation levels as of December 31, 2012 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$2,081,736	$15,154,914	$ —	$17,236,650
Consumer discretionary	305,244	13,852,612	—	14,157,856
Health care	919,957	11,241,137	—	12,161,094
Consumer staples	347,953	10,944,817	—	11,292,770
Information technology	1,344,396	9,273,544	—	10,617,940
Industrials	453,563	8,319,928	—	8,773,491
Materials	366,577	5,737,910	—	6,104,487
Telecommunication services	955,668	4,399,367	—	5,355,035
Energy	1,232,119	2,934,131	—	4,166,250
Utilities	10,096	1,348,742	—	1,358,838
Miscellaneous	1,044,784	2,963,509	1,172	4,009,465
Convertible securities	—	137,959	—	137,959
Bonds & notes	—	570,546	—	570,546
Short-term securities	—	7,740,272	—	7,740,272
Total	$9,062,093	$94,619,388	$1,172	103,682,653

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$ —	$ 1,293	$ —	$ 1,293
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(22,357)	—	(22,357)
Total	$ —	$(21,064)	$ —	$(21,064)

*Securities with a market value of $80,204,629,000, which represented 77.47% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$30,990,856
Gross unrealized depreciation on investment securities	(2,043,568)
Net unrealized appreciation on investment securities	28,947,288
Cost of investment securities for federal income tax purposes	74,735,365

Key to abbreviations and symbols

ADR = American Depositary Receipts	A$ = Australian dollars	€ = Euros
CDI = CREST Depository Interest	CAD = Canadian dollars
GDR = Global Depositary Receipts	CHF = Swiss francs

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-016-0213O-S32828

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND

By /s/ Michael J. Thawley
Michael J. Thawley, Executive Vice President and Principal Executive Officer

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Thawley
Michael J. Thawley, Executive Vice President and Principal Executive Officer

Date: February 28, 2013

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2013